Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2016	Dec. 02, 2016	Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	PATRIOT TRANSPORTATION HOLDING, INC.
Entity Central Index Key	0001616741
Document Type	10-K
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 42,838,678
Entity Common Stock, Shares Outstanding		3,289,353
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016